CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Brookfield Infrastructure Partners L.P.	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income		Non-controlling interests
Beginning balance at Dec. 31, 2022	$ (361)	$ (1,119)	$ 53	$ 901	$ (2,379)	$ 306	[1]	$ 758
Net (loss) income	606	111		111				495
Other comprehensive income (loss)	216	167				167	[1]	49
Comprehensive income	822	278		111		167	[1]	544
Share issuance	339	339	339
Distributions to non-controlling interests	(458)							(458)
Acquisition of subsidiaries	3,726							3,726
Other items		103		103				(103)
Ending balance at Dec. 31, 2023	4,068	(399)	392	1,115	(2,379)	473	[1],[2]	4,467
Net (loss) income	72	(608)		(608)				680
Other comprehensive income (loss)	230	108				108	[2]	122
Comprehensive income	302	(500)		(608)		108	[2]	802
Capital provided to non-controlling interests	(1,058)							(1,058)
Distributions to non-controlling interests	(788)							(788)
Arrangement/reorganization	(356)	(356)	(391)		35
Other items	54	2		2				52
Ending balance at Dec. 31, 2024	2,222	(1,253)	1	509	(2,344)	581	[3]	3,475
Net (loss) income	700	(241)		(241)				941
Other comprehensive income (loss)	170	195				195	[3]	(25)
Comprehensive income	870	(46)		(241)		195	[3]	916
Capital provided to non-controlling interests	(488)							(488)
Distributions to non-controlling interests	(599)							(599)
Ending balance at Dec. 31, 2025	$ 2,005	$ (1,299)	$ 1	$ 268	$ (2,344)	$ 776	[3]	$ 3,304

[1]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[3]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.